Subordinated loans - Additional information (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities				€ 15,805	€ 16,588	€ 13,724
Redemption of subordinated loans				99,212	94,497	131,170
Interest expense on subordinated loans				612	660	€ 711
Tier 1 Contingent Convertible Capital Securities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities | $			$ 750
Borrowings, interest rate		6.00%	4.875%
Redemption of subordinated loans | $		$ 1,000
Subordinated Tier 2 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities							€ 1,500
Borrowings, interest rate							2.125%
Tier 2 securities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.80%
Redemption of subordinated loans | $	$ 190		$ 1,000
Perpetual Debt Securities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.125%
Redemption of subordinated loans | $		$ 700
Subordinated loans [member]
Disclosure of detailed information about borrowings [line items]
Interest expense on subordinated loans				€ 612	€ 660
Subordinated loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.73%	4.38%